Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

10. Shareholders’ Equity

Ordinary Shares

As of June 30, 2025 and December 31, 2024, 31,904,468 ordinary shares were issued and outstanding. As of June 30, 2025 and December 31, 2024, nil preferred shares were issued and outstanding.

Completion of IPO

On February 18, 2022, the Company closed initial public offering (“IPO”) of 3,940,000 Ordinary Shares, par value US$0.0005 per share at a public offering price of $10.00 per share, and the Ordinary Shares started to trade on the Nasdaq Global Market under the ticker symbol “MHUA” on February 16, 2022. The Company sold 3,600,000 shares pursuant to our underwriters’ firm commitment, together with an additional 340,000 shares sold pursuant to the underwriters’ partial exercise of their over-allotment option.

Conversion of convertible loans

For the year ended December 31, 2024, the Company issued 7,964,468 ordinary shares upon the conversion of $6,000,000 of convertible debt with conversion prices ranging from $0.62 to $0.89 per share. There was nil convertible debt as of June 30, 2025.

Warrants

As of June 30, 2025, there were 1,205,254 warrants outstanding and exercisable, which was related to warrants issued in connection of the Company’s convertible loans with fair value of $595,000. No warrants have been exercised for the six months ended June 30, 2025.

The warrants were valued using the black-scholes model. The assumptions used to value the warrants were as follows:

As of issue date (Jan 2, 2024)
Share price	$1.4
Exercise price	$2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

Treasury Shares

For the year ended December 31, 2024, the Company repurchased an aggregate of 80,097 ordinary shares with total repurchase cost of $200,000, which was recorded as treasury shares. As of June 30, 2025, all these shares were held in an escrow account as reserve solely for use as needed.